Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	[1]	¥ 1,124,232	¥ 1,057,990
Unguaranteed residual value		29,555	28,145
Initial direct costs		1,236	1,428
Total		¥ 1,155,023	¥ 1,087,563

[1]	Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥28,532 million and ¥31,108 million as of March 31, 2023 and 2024, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 11 years and 14 years as of March 31, 2023 and 2024, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.